Vessel Charters - Additional Information (Detail)	6 Months Ended
Jun. 30, 2013
Operating Leased Assets [Line Items]
Number of LNG carriers	2
Teekay LNG [Member] | Teekay Tangguh Borrower LLC [Member]
Operating Leased Assets [Line Items]
Agreed ownership interest in Teekay Tangguh Borrower LLC	99.00%
Teekay LNG [Member] | Teekay Tangguh Joint Venture [Member]
Operating Leased Assets [Line Items]
Agreed ownership interest in Teekay Tangguh Borrower LLC	69.00%
Teekay BLT Corporation [Member] | Teekay Tangguh Joint Venture [Member]
Operating Leased Assets [Line Items]
Ownership interest	70.00%